Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforward	¥ 98,783,665	¥ 77,373,944
Accrued expense and others	9,688,509	(282,843)
Inventory impairment	50,475,875	51,027,391
Deferred tax assets	158,948,049	128,118,492
Less: valuation allowance	(158,948,049)	(128,118,492)
Deferred tax assets